Equity (Details Textual) - USD ($)	1 Months Ended			6 Months Ended		12 Months Ended
	Oct. 17, 2019	May 24, 2019	Nov. 21, 2017	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Equity (Textual)
Common stock, shares authorized				150,000,000		150,000,000
Common stock, shares issued				36,180,314		26,180,314
Common stock, shares outstanding				36,180,314		26,180,314
Value of services total amount					$ 123,000
Warrants outstanding				2,396,747	359,727	2,396,747	359,727	359,727
Fair value of warrants				$ (15,330)
39Pu VIE Agreements [Member] | Common Stocks [Member]
Equity (Textual)
Common stock, description	The Company issued 10,000,000 Ordinary Shares, no par value, to three shareholders of 39Pu, who collectively owned 51% equity interest in 39Pu and entered into 39Pu VIE Agreements with the Company.
Placement Agent Warrants [Member]
Equity (Textual)
Warrants to purchase ordinary shares		227,600
Warrants issuance of period		5 years
Warrants exercise price per share		$ 1.86
Fair value of warrants				134,284		$ 246,718
Registered direct offering warrants [Member]
Equity (Textual)
Warrants to purchase ordinary shares		1,809,420
Warrants issuance of period		5 years
Warrants exercise price per share		$ 1.86
Fair value of warrants				$ 1,067,558		$ 1,961,411
Ordinary Shares [Member]
Equity (Textual)
Common stock, shares authorized				100,000,000
Common stock, shares issued	10,000,000			36,180,314		26,180,314
Common stock, shares outstanding				36,180,314		26,180,314
Private placement warrants [Member]
Equity (Textual)
Issuance of shares			1,798,635
Warrants issuance of period			5 years
Warrants exercise price per share			$ 1.31
Private warrants to shareholder			359,727
Warrants outstanding				359,727			359,727
Fair value of warrants				$ 215,476		$ 204,325
Warrant [Member]
Equity (Textual)
Warrants, description				Among the 2,396,747 shares of warrants, 359,727 shares will expire on November 20, 2020, 2,037,020 shares will be expire on May 23, 2024.